Interest and Other Financing Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Borrowing costs [abstract]
Long-term debt	$ 895	$ 867	$ 810
Interest expense on lease liabilities	70
Less: amounts capitalized on qualifying assets	(53)	(69)	(82)
Total interest and other financing expense	912	798	728
Total interest income	(76)	(59)	(97)
Net interest and other financing expense	$ 836	$ 739	$ 631